Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / $	Dec. 31, 2024 MXN ($) $ / $	Jul. 01, 2026 $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	90.00%	73.00%
Percentage of costs and expenses denominated in US dollars	49.00%	35.00%
Foreign exchange rate | $ / $	17.9528	20.5103	17.4693
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	5.00%	3.00%
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	5.00%	3.00%
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 60,571	$ 40,494
Liabilities	(96,794)	(54,673)
Total assets (liabilities)	(36,223)	(14,179)
5% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	207
Liabilities	(345)
Total assets (liabilities)	(138)
5% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(207)
Liabilities	345
Total assets (liabilities)	$ 138
3% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		1,124
Liabilities		(1,517)
Total assets (liabilities)		(393)
3% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(1,124)
Liabilities		1,517
Total assets (liabilities)		$ 393